Operating Lease (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Operating Lease
Operating lease payments, monthly	$ 5,000
Operating lease, description	payments increasing 3% each year, and ending on January 31, 2024
Lease expenses		$ 61,000	$ 56,000